Related Party Transactions	9 Months Ended
Sep. 30, 2024
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS
A) Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly controlled entity HCML. The Company’s share of equity investment income (loss) related to the joint venture are recorded in (income) loss from equity-accounted affiliates.
For the nine months ended September 30, 2024, the Company received $68 million of distributions from HCML (2023 – $61 million) and paid $nil in contributions (2023 – $31 million).
B) Husky Midstream Limited Partnership
The Company jointly owns and is the operator of HMLP. The Company holds a 35 percent interest in HMLP and applies the equity method of accounting. The Company’s share of equity investment income related to the joint venture, in excess of cumulated unrecognized losses, distributions received and contributions paid, is recorded in (income) loss from equity-accounted affiliates. The Company charges HMLP for construction and management services, and incurs costs for the use of HMLP’s pipeline systems, as well as transportation and storage services.
For the nine months ended September 30, 2024, the Company received $65 million in distributions from HMLP (2023 – $56 million) and paid $51 million in contributions (2023 – $62 million).
The carrying value of the Company’s investment in HMLP as at September 30, 2024, was $nil (December 31, 2023 – $nil) due to losses in excess of the equity investment. Cenovus had unrecognized cumulative losses from earnings and OCI, net of tax, of $42 million as at September 30, 2024 (December 31, 2023 – $31 million).
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Revenues from Construction and Management Services	47	49	116	112
Transportation Expenses	67	67	207	205